S000088577 [Member] Annual Fund Operating Expenses - iShares iBonds 1-5 Year Corporate Ladder ETF - iShares iBonds 1-5 Year Corporate Ladder ETF	Oct. 31, 2025 [1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.10%
Expenses (as a percentage of Assets)	0.10%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.